Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022
Disclosure of subsidiaries [line items]
Balance at January 1				$ 227,200	[1]	$ 223,188		$ 223,188
Loss for the period	$ (3,554)	$ (1,817)	[2]	(6,360)		(3,216)	[2]
Other comprehensive (loss)/income				15,608		10,468
Balance at September 30	236,448	230,440		236,448		230,440		$ 227,200 [1]
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Balance at September 30	$ 222,274	$ 212,307		$ 222,274		$ 212,307

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.